Risk	12 Months Ended
Dec. 31, 2020
Risk
Risk

27     Risk

(a)  Financial risk management

The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company monitors the effectiveness of the Company’s risk management.

The sensitivity analyses in the following sections relate to the position as of December 31, 2020.

Capital management

The Company’s objectives when managing capital are to:

•	maximize shareholder value;
•	safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
•	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or alter the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020, 2019 and 2018.

(i)  Foreign exchange risk

Exposure

The Company’s exposure to foreign currency risk as of December 31, 2020 and December 31, 2019, was as follows:

	2020	2019
Cash and cash equivalents (Note 5)	28,327	23,346
Financial investments	542	1,629

The Company does not operate outside Brazil and does not have exposure to foreign exchange risk on commercial transactions, i.e., revenues or expenses.

Sensitivity analysis

The sensitivity analysis as of December 31, 2020 consider three scenarios of U.S. dollar exchange rate variation, as follows:

•	Base scenario - exchange rate as of December 31, 2020 of R$ 5.1961 per US$ 1.00;
•	Scenario I - a 20% increase in the U.S. dollar exchange rate to R$ 6.2353; and
•	Scenario II - a 20% decrease in the U.S. dollar exchange rate to R$ 4.1569.

The table below set forth the sensitivity analysis as of December 31, 2020, for the amount of cash and cash equivalents and financial investments denominated in U.S. dollar of US$ 5,556 thousand:

	Base scenario	Scenario I	Scenario II
	Exchange rate:	Exchange rate:	Exchange rate:
	R$ 5.1961	R$ 6.2353	R$ 4.1569
Finance income (costs)	—	R$ 5,773	R$ (5,773)

(ii)  Liquidity risk

Management of the Company has responsibility for mitigating liquidity risk. In order to achieve its goals, management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for printing educational content, freight expenses, operating expenses, labor and social obligations and other operating disbursements.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5
December 31, 2020	months	months	years	years	years	years	Total
Trade payables	40,925	—	—	—	—	—	40,925
Lease liabilities	3,608	9,134	11,497	8,559	2,156	266	35,220
Loans and financing	1,855	105,851	203,413	—	—	—	311,119
Accounts payable to selling shareholders	152,057	503,957	585,663	273,810	271,028	—	1,786,515
	198,445	618,942	800,573	282,369	273,184	266	2,173,779

	Less
	than 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5
December 31, 2019	months	months	years	years	years	years	Total
Trade payables	34,521	—	—	—	—	—	34,521
Lease liabilities	2,037	4,808	9,696	7,225	1,901	190	25,857
Loans and financing	—	98,561	—	—	—	—	98,561
Financial instruments from acquisition of interests	—	—	33,940	—	—	—	33,940
Accounts payable to selling shareholders	—	117,959	374,106	194,548	265,886	263,733	1,216,232
	36,558	221,328	417,742	201,773	267,787	263,923	1,409,111

(iii)   Financial counterparty risk

This risk arises from the possibility that the Company may incur losses due to the default of its counterparties. To mitigate these risks, the Company adopts as practice the analysis of the financial and equity situation of its counterparties.

Counterparty credit limits, which take published credit ratings and other factors into account, are set to cover the Company’s total aggregate exposure to a single financial institution. Exposures and limits applicable to each financial institution are approved by our treasury within guidelines approved by the board and are reviewed on a regular basis.

(iv)   Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s investments with floating interest rates. The Company is mainly exposed to fluctuations in CDI interest rates on financial investments, related parties, accounts payable to selling shareholders and loans and financing.

Sensitivity analysis

The Company has a significant portion of its financial investments indexed to the CDI variation. According to the reference rates obtained from the website of the Brazilian Stock Exchange – B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and projected for 12 months, as of December 31, 2020 the CDI rate was 3.04%.

As of December 31, 2019, the Company’s management estimated two scenarios of the CDI rates at +10% and -10%, which were used as a basis for the possible and remote scenarios, respectively. The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

December 31, 2020	Exposure	+10%	-10%
Cash, bank deposits and cash equivalents	396,083	1,204	(1,204)
Financial investments	722,452	2,196	(2,196)
Accounts payable to selling shareholders	912,757	2,775	(2,775)
Related parties	20,478	62	(62)
Loans and financing	311,119	997	(997)

The Company had derivatives (calls and put options) on non-controlling interests in associates and joint ventures acquired and described in Note 16. During the year, the fair value of these derivatives was calculated using multiple scenarios and intrinsic methods. The major inputs are: exercise price, exercise date, volatility and gross profit of the associates and joint ventures.

The Company performed evaluation of their fair value at the end of each year in order to account for any changes to it, as disclosed in Note 26. These derivatives, which are not publicly traded, have specific conditions that do not enable the Company to present a sensitivity analysis in relation to specific interest rates or market indexes. Also, these derivatives are part of the Company’s strategy to acquire companies directly related to its continuous growth and are considered by the Company as a deferred payment to the previous shareholders of the acquirees.

Changes in liabilities arising from financing activities

					Change in	As of
	December 31,	Cash		December 31,	accounting	January	Cash		December	Cash		December
	2017	flows	Other	2018	practice	1, 2019	flows	Other	31, 2019	flows	Other	31, 2020
Dividends payable	10,511	(85,000)	74,489	—	—	—	—	—	—	—	—	—
Leases	—	—	—	—	20,089	20,089	(5,259)	11,027	25,857	(10,610)	19,973	35,220
Loans and financing	—	—	—	—	—	—	97,011	1,550	98,561	183,860	28,698	311,119
Total	10,511	(85,000)	74,489	—	20,089	20,089	91,752	12,577	124,418	173,250	48,671	346,339

Other market risk

The Company has a significant portion of its accounts payable whose exercise price is determined by multiples of ACV and revenue discounted to present value for the acquisition of the remaining interest of Geekie and EI as described in Note 17.

Sensitivity analysis

As of December 31, 2020, the Company’s management estimated two scenarios of the rates at +20% and -20% of ACV book value and revenue and +20% and -20% of Weighted Average Capital Cost (WACC), whose premises are used in the calculation of debt. The table below shows a summary of the scenarios estimated:

	20%	-20%

ACV book value - Geekie	24,260	(24,260)
ACV book value - EI	51,883	(51,883)

	20%	-20%

WACC - Geekie	3,836	(3,836)
WACC - EI	15,262	(15,262)